SCHEDULE OF BLACK-SCHOLES OPTION-PRICING MODEL ASSUMPTIONS (Details)	3 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Equity [Abstract]
Weighted average expected terms (in years)	5 years 4 months 24 days	5 years 1 month 6 days	5 years 3 months 18 days	5 years 3 months 18 days
Weighted average expected volatility	146.10%	117.30%	126.60%	117.30%
Weighted average risk-free interest rate	0.90%	0.30%	0.50%	1.40%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%